K&L|GATES                       Kirkpatrick & Lockhart Preston Gates Ellis LLP
                                1601 K Street NW
                                Washington, DC  20006-1600

                                T 202.778.9000  www.klgates.com


                                Alan C. Porter
                                202.778.9186  direct dial
                                202.778.9100  fax
                                alan.porter@klgates.com





                                   May 2, 2008


VIA EDGAR
---------

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

   Re:   Preliminary Proxy Statement for RMK Advantage Income Fund, Inc.
         ---------------------------------------------------------------
         (File No. 811-21631)
         --------------------

Ladies and Gentlemen:

     On behalf of RMK Advantage Income Fund, Inc. (the "Company"), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, are the preliminary proxy statement and the forms of proxy to be used in connection with the special and annual meetings of shareholders of the Company scheduled to be held on July 11, 2008 (the "Meetings"). The proxy materials for the Meetings consist of a letter from the president of the Company, the notice of the meetings, the proxy statement, and the forms of proxy.

     The Company's Meetings are being held jointly with special and annual meetings of RMK High Income Fund, Inc. (File No. 811-21332), RMK Multi-Sector High Income Fund, Inc. (File No. 811-21833) and RMK Strategic Income Fund, Inc. (File No. 811-21487), which today have also filed proxy materials relating to their respective shareholder meetings. Because the proxy materials filed by the Company are substantially identical to those filed by these other RMK closed-end funds, the staff need only review one of the referenced filings. We will consider any comments conveyed by the staff as being applicable to all filings, unless the context requirea otherwise.

     We  anticipate   that   definitive   proxy  materials  will  be  mailed  to
shareholders beginning on or after May 12, 2008.

     If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9186, or Mitra Shakeri at (202) 778-9024.

                                     Sincerely,

                                     /s/ Alan C. Porter

                                     Alan C. Porter


Enclosures